Income Taxes (Summary Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Pension and other postretirement benefits obligations	$ 38.7	$ 30.9
Reserves, including insurance, environmental and deferred revenue	29.8	12.0
Net operating loss benefit	11.2	10.6
Accrued employee compensation	10.7	8.6
Asset retirement obligations	5.1	4.9
Book/tax inventory accounting differences	1.6	1.8
Capital loss benefit	1.5	2.0
Tax credits	0.4	0.3
Excess tax basis on Koppers Australia assets	0.2	0.9
Other	2.4	4.1
Valuation allowance	(10.2)	(11.4)
Total deferred tax assets	91.4	64.7
Deferred tax liabilities:
Tax over book depreciation and amortization	27.6	23.1
Unremitted earnings of foreign subsidiaries	6.1	5.9
Tax/book inventory accounting differences	1.7	1.9
Other	5.5	4.3
Total deferred tax liabilities	40.9	35.2
Net deferred tax assets	$ 50.5	$ 29.5